SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash

All highly liquid temporary cash investments with an original maturity of three months or less when purchased are cash equivalents. For the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above, net of outstanding bank overdrafts.

Restricted cash includes cash and cash equivalents, where the availability of cash to be exchanged or used to settle a liability is restricted by debt arrangements.

Accrued gas receivable/accrued gas payable or gas delivered in excess of consumption/deferred revenue

Accrued gas receivable/accrued gas payable or gas delivered in excess of consumption/deferred revenue

Accrued gas receivable from Just Energy’s customers is stated at fair value and results from customers consuming more gas than has been delivered by Just Energy to local distribution companies (“LDCs”). Accrued gas payable represents Just Energy’s obligation to the LDCs for the customers’ excess consumption, over what was delivered to the LDCs.

Gas delivered to LDCs in excess of consumption by customers is stated at the lower of cost and net realizable value. Collections from customers in advance of their consumption of gas result in deferred revenue.

Assuming normal weather and consumption patterns, during the winter months, customers will have consumed more than was delivered, resulting in the recognition of accrued gas receivable/accrued gas payable. In the summer months, customers will have consumed less than what was delivered, resulting in the recognition of gas delivered in excess of consumption/deferred revenue.

This is applicable to the markets of Ontario, Manitoba, Quebec, Saskatchewan and Michigan.

Gas in storage

Gas in storage

Gas in storage represents the gas delivered to the LDCs in Illinois, Indiana, New York, Ohio, Maryland, California (gas) and Alberta. The balance will fluctuate as gas is injected into or withdrawn from storage.

Gas in storage is valued at the lower of cost and net realizable value, with cost being determined based on market cost on a weighted average basis. Net realizable value is the estimated selling price in the ordinary course of business.

Property and equipment

Property and equipment

Property and equipment are stated at cost, net of any accumulated depreciation and impairment losses. Cost includes the purchase price and, where relevant, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use and the present value of all dismantling and removal costs. Where major components of property and equipment have different useful lives, the components are recognized and depreciated separately. Just Energy recognizes, in the carrying amount, the cost of replacing part of an item when the cost is incurred and if it is probable that the future economic benefits embodied in the item can be reliably measured. Depreciation is provided over the estimated useful lives of the assets as follows:

Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Shorter of useful life and lease term
Premise assets	Straight-line	4–7 years

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset is included in the Consolidated Statements of Loss.

The useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Business combinations

Business combinations

All identifiable assets acquired and liabilities assumed are measured at the acquisition date at fair value. The Company records all identifiable intangible assets including identifiable assets that had not been recognized by the acquiree before the business combination. Any excess of the cost of acquisition over the Company’s share of the net fair value of the identifiable assets acquired and liabilities assumed is recorded as goodwill. During the measurement period (which is within one year from the acquisition date), Just Energy may adjust the amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Adjustments related to facts and circumstances that did not exist as at the Consolidated statement of financial position dates are taken to the Consolidated Statements of Loss. The Company records acquisition-related costs as expenses in the periods in which the costs are incurred with the exception of certain costs relating to registering and issuing debt or equity securities which are accounted for as part of the financing. Non-controlling interest is recognized at its proportionate share of the fair value of identifiable assets and liabilities, unless otherwise indicated.

Goodwill

Goodwill

Goodwill is initially measured at cost, which is the excess of the cost of the business combination over Just Energy’s share in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities.

After initial recognition, goodwill is measured at cost, less impairment losses. For the purpose of impairment testing, goodwill is allocated to each of Just Energy’s operating segments that are expected to benefit from the synergies of the combination, irrespective of whether other assets and liabilities of the acquiree are assigned to those segments.

Intangible assets

Intangible assets

Intangible assets acquired outside of a business combination are measured at cost on initial recognition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and/or accumulated impairment losses.

Intangible assets with finite useful lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization method and amortization period of an intangible asset with a finite useful life are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense related to intangible assets with finite lives is recognized in the Consolidated Statements of Loss.

Internally developed intangible assets are capitalized when the product or process is technically and commercially feasible, the future economic benefit is measurable, Just Energy can demonstrate how the asset will generate future economic benefits and Just Energy has sufficient resources to complete development. The cost of an internally developed intangible asset comprises all directly attributable costs necessary to create, produce and prepare the asset to be capable of operating in the manner intended by management.

The goodwill and certain brands are considered to have indefinite lives and are not amortized, rather tested annually for impairment or when there are indications that these assets may be impaired. The assessment of indefinite life is reviewed annually. The Filter Group brand is treated as a finite life asset and amortized due to its history of rebranding.

Gains or losses arising from disposal of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the Consolidated Statements of Loss when the asset is derecognized.

Intangible asset category	Amortization method	Rate/useful life
Customer relationships	Straight-line	10 years
Technology	Straight-line	3–5 years
Brand (finite life)	Straight-line	10 years

Impairment of non-financial assets

Impairment of non-financial assets

Just Energy assesses whether there is an indication that an asset may be impaired at each reporting date. If such an indication exists or when annual testing for an asset is required, Just Energy estimates the asset’s recoverable amount. The recoverable amounts of goodwill and intangible assets with an indefinite useful life are tested annually. The recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) or group of CGU’s fair value less costs to sell and its value-in-use. Value-in-use is determined by discounting estimated future pre-tax cash flows using a pre-tax discount rate that reflects the current market assessment of the time value of money and the specific risks of the asset. The recoverable amount of assets that do not generate independent cash flows is determined based on the CGU to which the asset belongs.

An impairment loss is recognized if an asset’s carrying amount or that of the CGU to which it is allocated is higher than its recoverable amount. Impairment losses of individual CGUs are charged against the value of assets in proportion to their carrying amount.

For assets excluding goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, Just Energy estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the asset in prior years. Such a reversal is recognized in the Consolidated Statements of Loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Goodwill is tested at the operating segment level as that is the lowest level at which goodwill is monitored. Impairment is determined for goodwill by assessing the recoverable amount of each operating segment to which the goodwill relates. Where the recoverable amount of the operating segment is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Leases

Leases

A lease is an arrangement whereby the lessor conveys to the lessee, in return for a payment or series of payments, the right to use an asset for an agreed period of time. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, within a range of two years to six years.

The determination of whether an arrangement is or contains a lease is based on the substance of the arrangement at the inception date and whether fulfillment of the arrangement is dependent on the use of a specific asset or assets, or the arrangement conveys a right to use the asset.

Lease liabilities

At the commencement date of the lease, Just Energy recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable. The lease payments also include payments of penalties for terminating the lease, if the lease term reflects the exercising of the option to terminate. Lease liabilities are grouped into other liabilities on the Consolidated Statement of Financial Position.

In calculating the present value of lease payments, Just Energy uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease.

Just Energy as a lessee

Just Energy applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Financial instruments

Financial instruments

(i) Recognition

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Regular purchases and sales of financial assets are recognized on the trade date, being the date on which Just Energy commits to purchase or sell the asset. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

(ii) Classification

Just Energy classified its financial assets and liabilities in the following measurement categories:

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition as at fair value through profit or loss. This category includes derivative financial instruments entered into that are not designated as hedging instruments in hedge relationships as defined by IFRS 9, Financial Instruments (“IFRS 9”). Included in this class are primarily physical delivered energy contracts, for which the own-use exemption could not be applied, financially settled energy contracts and foreign currency forward contracts.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 12. Related realized and unrealized gains and losses are included in the consolidated statements of loss.

Financial assets classified at fair value through other comprehensive income

Financial assets at fair value through OCI are equity instruments that Just Energy has elected to recognize the changes in fair value through OCI. They were recognized initially at fair value in the consolidated statements of financial position and were remeasured subsequently at fair value with gains and losses arising from changes in fair value recognized directly in equity and presented in OCI.

Amortized Cost

Assets held for collection of contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a financial asset is recognized in profit or loss when the asset is derecognized or impaired. Trade and other receivables, trade and other payables are included in this category.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are acquired for the purpose of selling in the near term. This category includes derivative financial instruments entered into by Just Energy that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Included in this class are primarily physically delivered energy contracts, for which the own-use exemption could not be applied, financially settled energy contracts and foreign currency forward contracts.

Gains or losses on liabilities held for trading are recognized in the consolidated statements of loss.

Other financial liabilities at amortized cost

Other financial liabilities are measured at amortized cost using the effective interest rate method. Financial liabilities include long-term debt issued and are initially measured at fair value. Transaction costs related to the long-term debt instruments are included in the value of the instruments and amortized using the effective interest rate method. The effective interest expense is included in finance costs in the consolidated statement of loss.

(iii)	Measurement

At initial recognition, Just Energy measures a financial asset at its fair value. In the case of a financial asset not categorized as fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to the acquisition of the financial asset are included in measurement at initial recognition. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement of financial assets depends on Just Energy’s business objective for managing the asset and the cash flow characteristics of the asset.

Derivative instruments

Derivative instruments

Just Energy enters into fixed-term contracts with customers to provide electricity and gas at fixed prices. These customer contracts expose Just Energy to changes in consumption as well as changes in the market prices of gas and electricity. To reduce its exposure to movements in commodity prices, Just Energy enters into contracts with suppliers that expose the Company to changes in prices for the purchase and sale of power and natural gas. These contracts are treated as derivatives as they do not meet the own-use criteria under IAS 32, Financial Instruments: Presentation. The primary factors affecting the fair value of derivative instruments at any point in time are the volume of open derivative positions and the changes of commodity market prices. Prices for power and natural gas are volatile, which can result in material changes in the fair value measurements reported in Just Energy’s consolidated financial statements in the future.

Just Energy analyzes all its contracts, of both a financial and non-financial nature, to identify the existence of any “embedded” derivatives. Embedded derivatives are accounted for separately from the underlying contract at the inception date when their economic characteristics are not closely related to those of the host contract and the host contract is not carried as held for trading or designated as fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

All derivatives are recognized at fair value on the date on which the derivative is entered into and are remeasured to fair value at each reporting date. Derivatives are carried in the consolidated statements of financial position as other financial assets when the fair value is positive and as other financial liabilities when the fair value is negative. Just Energy does not utilize hedge accounting; therefore, changes in the fair value of these derivatives are recorded directly to the consolidated statements of loss and are included within unrealized gain on derivative instruments.

The contracts to buy or sell a non-financial item that can be settled net in cash or another financial instrument, or by exchanging financial instruments are accounted for as derivatives at fair value through profit or loss. These contracts are physically settled by the underlying non-financial item. These are recognized as a corresponding adjustment to cost of goods sold or inventory when the contract is physically settled. These realized gains and losses on financial swap contracts are recorded in the line item realized loss on derivative instruments in the Consolidated Statement of Loss.

(i)	Derecognition

A financial asset is derecognized when the rights to receive cash flows from the asset have expired or when Just Energy has transferred its rights to receive cash flows from the asset.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statements of loss.

(ii)	Impairment

Just Energy assesses on a forward-looking basis the expected credit loss (“ECL”) associated with its assets carried at amortized cost, including other receivables. For trade receivables, other receivables and unbilled revenue only, Just Energy applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Trade receivables are reviewed qualitatively to determine if they need to be written off.

(vi)Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statements of financial position if, and only if, there is currently an enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Fair value of financial instruments

Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices, without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques that are recognized by market participants. Such techniques may include using recent arm’s-length market transactions, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis, or other valuation models. An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 12.

Revenue recognition

Revenue recognition

Just Energy has identified that the material performance obligation is the provision of gas and electricity to customers, which is satisfied over time throughout the contract term. Just Energy utilizes the output method to recognize revenue based on the units of gas and electricity delivered and billed to the customer each month and Just Energy has elected to adopt the practical expedient to recognize revenue in the amount to which the entity has a right to invoice, as the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance to date.

Revenue is measured at the fair value of the consideration received, excluding discounts, rebates and sales taxes.

The Company accounts for Transmission and Distribution Service Provider (“TDSP”) charges charged to electricity customers on a gross basis whereby TDSP charges to the customer and payments to the service provider are presented in sales and cost of goods sold, respectively.

In Alberta, Texas, Illinois, California (gas), and Ohio, Just Energy assumes the credit risk associated with the collection of customer accounts. Credit review processes have been established to manage the customer default rate. Management factors default from credit risk into its margin expectations for all of the above-noted markets.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the Consolidated Financial Statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). For U.S.-based subsidiaries, this is USD. The Consolidated Financial Statements are presented in Canadian dollars, which is the parent Company’s presentation and functional currency.

Transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Loss.

Translation of foreign operations

The consolidated results and Consolidated Statement of Financial Position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	Assets and liabilities for each Consolidated Statements of Financial Position presented are translated at the closing rate as at the date of that Consolidated Statements of Financial Position; and
•	Income and expenses for each Consolidated Statements of Loss are translated at the exchange rates prevailing at the dates of the transactions.

On consolidation, exchange differences arising from the translation of the net investment in foreign operations are recorded in OCI.

When a foreign operation is partially disposed of or sold, exchange differences that were recorded in accumulated other comprehensive income are recognized in the Consolidated Statements of Loss as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Earnings (loss) per share amounts

Earnings (loss) per share amounts

The computation of earnings (loss) per share is based on the weighted average number of shares outstanding during the year. Diluted earnings (loss) per share is computed in a similar way to basic earnings (loss) per share except that the weighted average number of shares outstanding is increased to include additional shares introduced after the new equity compensation plan assuming the exercise of stock options, restricted share units (“RSUs”), performance share units (“PSUs”) and deferred share units (“DSUs”). These outstanding shares are also adjusted for any pre-September Recapitalization restricted share grants (“RSGs”), performance bonus incentive grants (“PBGs”), deferred share grants (“DSGs”) and convertible debentures, if dilutive.

Share-based compensation plans

Share-based compensation plans

Equity-based compensation liability

Share-based compensation plans are equity-settled transactions. The cost of share-based compensation is measured by reference to the fair value at the date on which it was granted. Awards are valued at the grant date and are not adjusted for changes in the prices of the underlying shares and other measurement assumptions. The cost of equity-settled transactions is recognized, together with the corresponding increase in equity, over the period in which the performance or service conditions are fulfilled, ending on the date on which the relevant grantee becomes fully entitled to the award. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting period reflects the extent to which the vesting period has expired and Just Energy’s best estimate of the number of the shares that will ultimately vest. The expense or credit recognized for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

When units are exercised or exchanged, the amounts previously credited to contributed deficit are reversed and credited to shareholders’ capital.

Employee future benefits

Employee future benefits

In Canada, Just Energy offers a long-term wealth accumulation plan (the ‟Canadian Plan”) for all permanent full-time and permanent part-time employees (working more than 26 hours per week).

For U.S. employees, Just Energy has established a long-term savings plan (the "U.S. Plan") for all permanent full-time and part-time employees (working more than 30 hours per week) of its subsidiaries.

Participation in the plans in Canada or the U.S. is voluntary. Obligations for contributions to the Canadian and U.S. Plans are recognized as an expense in the Consolidated Statements of Loss when the contribution is made by the Company.

Income taxes

Income taxes

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from, or paid to, the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where Just Energy operates and generates taxable income.

Current income taxes relating to items recognized directly in OCI or equity are recognized in OCI or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations where applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Just Energy follows the liability method of accounting for deferred income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to the temporary differences between the carrying value of the assets and liabilities in the Consolidated Financial Statements and their respective tax bases.

Deferred income tax liabilities are recognized for all taxable temporary differences except:

•

Where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

In respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled by the parent and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and any unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses, can be utilized except:

•

Where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

In respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profits will allow the deferred income tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred income taxes relating to items recognized in cumulative translation adjustment or equity is recognized in OCI or equity and not in profit or loss.

Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Provisions and restructuring

Provisions and restructuring

Provisions are recognized when Just Energy has a present obligation, legal or constructive, as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where Just Energy expects some or all provisions to be reimbursed, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the Consolidated Statements of Loss, net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. If there are uncertainties on the timing and amounts of the obligation, the provisions are not discounted and presented in full based on the best estimate.

Restructuring provisions comprise activities including termination or relocation of a business, management structural reorganization and employee-related costs. Incremental costs directly associated with the restructuring are included in the restructuring provision. Costs associated with ongoing activities, including training or relocating continuing staff, are excluded from the provision. Measurement of the provision is at the best estimate of the anticipated costs to be incurred.

Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the Consolidated Statements of Loss.

Selling and marketing expense

Selling and marketing expenses

Commissions and various other costs related to obtaining and renewing customer contracts are charged to income in the period incurred except as disclosed below:

Commissions related to obtaining and renewing customer contracts are paid in one of the following ways: all or partially up front or as a residual payment over the term of the contract. If the commission is paid all or partially up front, it is recorded as a customer acquisition cost in other current or non-current assets and expensed in selling and marketing expenses over the term for which the associated revenue is earned. If the commission is paid as a residual payment, the amount is expensed as earned.

Just Energy capitalizes the incremental acquisition costs of obtaining a customer contract as an asset as these costs would not have been incurred if the contract had not been obtained and these costs are amortized in selling and marketing expense over the life of the contract. When the term of the contract is one year or less, the incremental costs incurred to obtain the customer contracts are expensed when incurred.

Just Energy expenses advertising costs as incurred.

Green provision certificates

Green provision and certificates

Just Energy is a retailer of green energy and records a provision to its regulators as green energy sales are recognized. A corresponding cost is included in cost of goods sold. Just Energy measures its provision based on the extent of green certificates that it holds or has committed to purchase and has recorded this obligation net of its green certificates. Any provision balance in excess of the green certificates held or that Just Energy has committed to purchase is measured at fair value. Green certificates are purchased by Just Energy to settle its obligation with the regulators. Any green energy-related derivatives are forward contracts and are recognized in accordance with the accounting policy discussed under “Financial Instruments” above.

Non-current asets held for sale and discontinued operations

Non-current assets held for sale and discontinued operations

Just Energy classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. The criteria for the held for sale classification is regarded as met only when the sale is highly probable, and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Consolidated Statements of Loss. Property and equipment and intangible assets are not depreciated or amortized once classified as held for sale.